Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	BASIC MATERIALS — 2.6%
3,879	Celanese Corp.	$615,209
6,664	International Paper Co.	400,440
3,590	PPG Industries, Inc.	572,785
		1,588,434
	COMMUNICATIONS — 13.5%
5,381	1-800-Flowers.com, Inc. - Class A*	170,901
471	Alphabet, Inc. - Class A*	1,363,050
157	Alphabet, Inc. - Class C*	456,751
486	Amazon.com, Inc.*	1,686,804
6,898	Cisco Systems, Inc./Delaware	407,120
2,008	Expedia Group, Inc.*	290,156
3,696	Facebook, Inc. - Class A*	1,402,188
2,241	Nice Ltd. - ADR*,1	651,459
3,608	T-Mobile US, Inc.*	494,368
9,308	Verizon Communications, Inc.	511,940
3,579	Walt Disney Co.*	648,873
		8,083,610
	CONSUMER, CYCLICAL — 9.4%
7,369	BJ's Wholesale Club Holdings, Inc.*	417,527
11,843	Bloomin' Brands, Inc.*,2	317,274
2,111	Caesars Entertainment, Inc.*	214,541
5,977	General Motors Co.*	292,933
3,119	Home Depot, Inc.	1,017,355
7,739	Kohl's Corp.	444,219
3,346	NIKE, Inc. - Class B	551,220
7,306	PulteGroup, Inc.	393,501
5,121	Starbucks Corp.	601,666
11,611	Univar Solutions, Inc.*,2	274,136
9,747	Vista Outdoor, Inc.*,2	398,165
4,897	Walmart, Inc.	725,246
		5,647,783
	CONSUMER, NON-CYCLICAL — 21.4%
5,037	AbbVie, Inc.	608,369
2,095	Amgen, Inc.	472,485
3,754	Baxter International, Inc.	286,130

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,082	Bristol-Myers Squibb Co.	$406,643
1,187	Cintas Corp.	469,779
5,296	Colgate-Palmolive Co.	412,823
6,867	CVS Health Corp.	593,240
2,619	Danaher Corp.	848,975
3,928	Edwards Lifesciences Corp.*,2	460,283
1,437	Eli Lilly & Co.	371,163
3,434	Hershey Co.	610,222
4,249	Johnson & Johnson	735,629
1,717	Laboratory Corp. of America Holdings*	520,903
1,222	Molina Healthcare, Inc.*	328,437
1,405	Moody's Corp.	534,982
9,631	Organon & Co.	326,395
1,804	PayPal Holdings, Inc.*	520,743
4,976	PepsiCo, Inc.	778,197
6,547	Procter & Gamble Co.	932,227
1,255	Square, Inc. - Class A*	336,428
1,455	Stryker Corp.	403,180
4,890	Sysco Corp.	389,488
914	Thermo Fisher Scientific, Inc.	507,224
2,404	UnitedHealth Group, Inc.	1,000,713
		12,854,658
	ENERGY — 2.9%
5,500	Chevron Corp.	532,235
9,673	ConocoPhillips	537,142
13,963	Devon Energy Corp.	412,606
3,230	Phillips 66	229,621
		1,711,604
	FINANCIAL — 14.0%
4,394	American Express Co.	729,228
1,754	Ameriprise Financial, Inc.	478,684
2,708	Assurant, Inc.	460,658
18,747	Bank of America Corp.	782,687
416	BlackRock, Inc.	392,409
2,532	Crown Castle International Corp. - REIT	492,955
5,432	Equity LifeStyle Properties, Inc. - REIT[2]	462,100

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
7,711	Hartford Financial Services Group, Inc.	$518,333
4,540	JPMorgan Chase & Co.	726,173
24,786	KeyCorp	503,652
4,510	Marsh & McLennan Cos., Inc.	708,972
8,235	MetLife, Inc.	510,570
2,590	Mid-America Apartment Communities, Inc. - REIT	498,238
6,661	State Street Corp.	618,874
2,939	Western Alliance Bancorp	286,729
2,763	Wintrust Financial Corp.	206,783
		8,377,045
	INDUSTRIAL — 8.0%
1,254	Boeing Co.*	275,253
3,376	Caterpillar, Inc.	711,897
995	Deere & Co.	376,140
2,090	EMCOR Group, Inc.	253,935
2,310	FedEx Corp.	613,744
2,910	Honeywell International, Inc.	674,858
1,018	Lindsay Corp.	167,716
963	Lockheed Martin Corp.	346,488
4,278	MasTec, Inc.*	391,180
2,648	Republic Services, Inc.	328,696
954	Rockwell Automation, Inc.	310,479
2,473	Tetra Tech, Inc.	355,716
		4,806,102
	TECHNOLOGY — 24.6%
2,334	Accenture PLC - Class A1	785,531
5,434	Advanced Micro Devices, Inc.*	601,653
914	ANSYS, Inc.*	333,939
13,619	Apple, Inc.	2,067,773
4,772	Applied Materials, Inc.	644,840
1,356	CACI International, Inc. - Class A*	349,224
3,579	Cadence Design Systems, Inc.*	585,095
1,364	Crowdstrike Holdings, Inc. - Class A*	383,284
4,772	Fortinet, Inc.*	1,503,848
931	Intuit, Inc.	527,048
2,357	Manhattan Associates, Inc.*	384,167

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
6,835	Microsoft Corp.	$2,063,350
6,752	NVIDIA Corp.	1,511,435
3,434	salesforce.com, Inc.*	910,937
2,380	Skyworks Solutions, Inc.	436,635
2,432	Synaptics, Inc.*	461,545
2,165	Synopsys, Inc.*	719,300
2,561	Texas Instruments, Inc.	488,921
		14,758,525
	UTILITIES — 1.9%
5,902	American Electric Power Co., Inc.[2]	528,642
3,934	NextEra Energy, Inc.	330,417
4,569	Southern Co.	300,320
		1,159,379
	TOTAL COMMON STOCKS
	(Cost $34,735,675)	58,987,140
	SHORT-TERM INVESTMENTS — 2.9%

Units
COLLATERAL FOR SECURITIES LOANED — 1.1%
681,300	Securities Lending Fund II, LLC [3]	681,300

Principal Amount
	OTHER SHORT-TERM INVESTMENTS — 1.8%
$1,086,457	UMB Money Market Fiduciary, 0.01% [4]	1,086,457
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,767,757)	1,767,757
	TOTAL INVESTMENTS — 101.2%
	(Cost $36,503,432)	60,754,897
	Liabilities in Excess of Other Assets — (1.2)%	(724,170)
	TOTAL NET ASSETS — 100.0%	$60,030,727

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $665,374 at August 31, 2021.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.